Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Services Provided to Related Parties [Member]
Amount of related party transactions	¥ 67,014	¥ 194,579	¥ 266,750
Services Purchased from Related Parties [Member]
Amount of related party transactions	184,496	230,559	119,481
Chetuan [Member] | Services provided to related parties [Member]
Amount of related party transactions	9,830	79,632	168,343
Chetuan [Member] | Services purchased from related parties [Member]
Amount of related party transactions	0	86,632	0
Xinchuang [Member] | Advertising Services Provided To Xinchuang [Member]
Amount of related party transactions	0	79,922	86,308
Xinchuang [Member] | Advertising Services Purchased From Xinchuang [Member]
Amount of related party transactions	0	16,024	9,982
TTP Car [Member] | Advertising Services Provided To TTP [Member]
Amount of related party transactions	15,260	32,059	10,020
Eclicks [Member] | Advertising Services Purchased From Eclicks [Member]
Amount of related party transactions	98,530	85,838	69,642
JD [Member] | Marketing And Promotion Services Purchased From JD [Member]
Amount of related party transactions	40,411	22,102	35,051
Other Related Party [Member] | Services Provided To Other Related Parties [Member]
Amount of related party transactions	27,741	2,966	2,079
Other Related Party [Member] | Services Purchased From Other Related Parties [Member]
Amount of related party transactions	31,155	16,597	4,806
Anxinbao [Member] | Other Transaction Services to Anxinbao [Member]
Amount of related party transactions	14,183	0	0
Jingzhengu [Member] | Used car valuation services purchased [Member]
Amount of related party transactions	¥ 14,400	¥ 3,366	¥ 0